Shareholders' Equity	12 Months Ended
Oct. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

(16) Shareholders' Equity

On March 26, 2007, the Company's Board of Directors approved a plan to purchase and retire up to 300,100 shares of the Company's common stock, or approximately 5% of the shares then outstanding. As of October 31, 2009, the Company had completed its plan and repurchased and retired a total of 300,100 of its outstanding common stock. The repurchase of shares and the costs associated with the repurchase, including brokerage and legal fees, totaled $454,699 for fiscal year 2009.

On October 16, 2009, the Company's Board of Directors approved a plan to purchase and retire up to 325,848 shares of the Company's common stock, or approximately 5% of the shares then outstanding. As of October 31, 2011, the Company had completed its plan and repurchased and retired a total of 325,848 shares of its outstanding common stock. The repurchase of these shares and the costs associated with the repurchase, including brokerage and legal fees, totaled $846,287 and $425,345 for fiscal years 2011 and 2010, respectively.

The Company's Board of Directors approved a plan effective November 1, 2011, subsequent to the Company's 2011 fiscal year end, to purchase and retire up to 200,000 shares of the Company's common stock, or approximately 3% of the shares then outstanding. The Company anticipates that the purchases will be made over a 12- to 24-month period unless the entire number of shares expected to be purchased under the plan is sooner acquired. As of October 31, 2011, 6,287,761 shares of the Company's common stock were outstanding.

On November 2, 2001, the Board of Directors of the Company adopted a Shareholder Rights Plan (the "Expiring Rights Plan") and declared a dividend of one preferred share purchase right on each share of Common Stock. The share purchase rights and the related Expiring Rights Plan expired on November 2, 2011, subsequent to the Company's 2011 fiscal year end.

On October 28, 2011, the Board of Directors of the Company adopted a new Stockholder Protection Rights Agreement (the "Rights Agreement") to replace the Expiring Rights Plan and declared a dividend of one preferred share purchase right (a "Right") for each outstanding share of Common Stock, no par value, of the Company ("Common Shares"), held of record at the close of business on November 2, 2011, or issued thereafter and prior to the Separation Time as defined in the Rights Agreement. Under the terms of the Rights Agreement, if a person or group who is deemed an Acquiring Person as defined in the Rights Agreement acquires 15% (or other applicable percentage, as provided in the Rights Agreement) or more of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right's then current exercise price, a number of shares of common stock having a market value of twice such price. In addition, if the Company is acquired in a merger or other business transaction after a person or group who is deemed an Acquiring Person has acquired such percentage of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right's then current exercise price, a number of the acquiring company's common shares having a market value of twice such price.

Upon the occurrence of certain events, each Right will entitle its holder to purchase from the Company one one-thousandth of a Series A Participating Preferred Share ("Preferred Share"), no par value, at an exercise price of $25, subject to adjustment. Each Preferred Share will entitle its holder to 1,000 votes and will have an aggregate dividend rate of 1,000 times the amount, if any, paid to holders of common stock. The Rights will expire on November 2, 2021, unless the Rights are earlier redeemed or exchanged by the Company for $0.0001 per Right. The adoption of the Rights Agreement has no impact on the financial position or results of operations of the Company.

The Company has reserved 100,000 shares of its authorized preferred stock for issuance upon exercise of the Rights.

The Company initiated a quarterly cash dividend of $0.01 per share on its common stock in October 2010.